UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			02-13-09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $7,125,766
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109   251101 13536450.0000 SH  Sole            12993150.0000        543300.000
AMERICREDIT CORP COM           COM              03060R101   246828 32307322.0000 SH  Sole            26166169.0000        6141153.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     1449 15.0000 SH        Sole                                    15.0000
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      389 121.0000 SH       Sole                  11.0000          110.0000
BOEING CO COM                  COM              097023105   385772 9040828.0000 SH   Sole             7963619.0000        1077209.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108     1123 48300.0000 SH     Sole                                 48300.0000
CALUMET SPECIALTY PRODS PTNRS  COM              131476103      357 40800.0000 SH     Sole                                 40800.0000
CANADIAN NAT RES LTD COM       COM              136385101   427778 10699795.9060 SH  Sole             9007383.0000        1692412.90
COCA COLA CO COM               COM              191216100      584 12900.0000 SH     Sole                                 12900.0000
DAILY JOURNAL CORP COM         COM              233912104      646 18850.0000 SH     Sole                                 18850.0000
DISH NETWORK CORP CL A         COM              25470M109    34550 3115452.0000 SH   Sole             3093106.0000        22346.0000
FOREST LABS INC COM            COM              345838106   520538 20437332.0000 SH  Sole            17924781.0000        2512551.00
GENERAL DYNAMICS CORP COM      COM              369550108   131196 2278100.0000 SH   Sole             2278100.0000
GYRODYNE CO AMER INC COM       COM              403820103      276 11026.0000 SH     Sole                                 11026.0000
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   173398 34200829.0000 SH  Sole            24288814.0000        9912015.00
HOMEFED CORP COM PAR $.01      COM              43739D307     3002 181928.0000 SH    Sole               44001.0000        137927.000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406      917 18847.0000 SH     Sole                 133.0000        18714.0000
HUMANA INC COM                 COM              444859102   304786 8175600.0000 SH   Sole             8175600.0000
JEFFERIES GROUP INC NEW COM    COM              472319102    60706 4317644.0000 SH   Sole             4317644.0000
LEUCADIA NATL CORP COM         COM              527288104   355785 17968944.0000 SH  Sole            13148848.0000        4820096.00
MARKEL CORP COM                COM              570535104      224 750.0000 SH       Sole                                   750.0000
MERCURY GENL CORP NEW COM      COM              589400100      237 5150.0000 SH      Sole                 150.0000         5000.0000
MERITOR SVGS BK PA COM         COM              590007100      109 43645.0000 SH     Sole                                 43645.0000
MUELLER WTR PRODS INC COM SER  COM              624758207    58729 6958400.0000 SH   Sole             6957800.0000          600.0000
NORTHROP GRUMMAN CORP COM      COM              666807102   404134 8972778.0000 SH   Sole             8195016.0000        777762.000
PENN WEST ENERGY TR TR UNIT    COM              707885109      168 15129.1540 SH     Sole                                 15129.1540
PFIZER INC COM                 COM              717081103  1584968 89495624.0000 SH  Sole            80211874.0000        9283750.00
SEARS HLDGS CORP COM           COM              812350106   497526 12799740.0000 SH  Sole            11718471.0000        1081269.00
SEARS HOLDING  CLL OPT 60.0000 LEA              8123529AL      454 156600.0000 SH    Sole                                  156600.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   159607 15693989.0000 SH  Sole            14365653.0000        1328336.00
ST JOE CO COM                  COM              790148100   273421 11242676.0000 SH  Sole             9921816.0000        1320860.00
TAL INTL GROUP INC COM         COM              874083108    34357 2436697.0000 SH   Sole             2436697.0000
UNITED RENTALS INC COM         COM              911363109    96711 10604310.0000 SH  Sole             8637657.0000        1966653.00
UNITEDHEALTH GROUP INC COM     COM              91324P102   484968 18231878.0000 SH  Sole            15522051.0000        2709827.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106   106910 8313407.0000 SH   Sole             5376233.0000        2937174.00
WELLPOINT INC COM              COM              94973V107   506236 12016057.0000 SH  Sole             9849264.0000        2166793.00
WESCO FINL CORP COM            COM              950817106      282 980.0000 SH       Sole                                   980.0000
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     1943 7274.0000 SH      Sole                7274.0000
WINTHROP RLTY TR SH BEN INT    COM              976391300    13601 1254716.8000 SH   Sole              182927.2000        1071788.80